UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22467

Kayne Anderson Midstream/Energy Fund, Inc.

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

Item 1:	Schedule of Investments

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 134.8%
Equity Investments(1) — 113.7%
United States — 111.2%
Midstream Company(2) — 53.4%
Capital Product Partners L.P.(3)	1,354	$10,115
CenterPoint Energy, Inc.	637	12,419
El Paso Corporation	1,576	43,829
Golar LNG Partners LP(3)	641	23,860
Kinder Morgan, Inc.	1,425	50,213
Kirby Corporation	71	4,899
NiSource Inc.	125	3,000
ONEOK, Inc.(4)	273	22,581
Spectra Energy Corp.	819	25,694
Sunoco, Inc.(4)	414	16,000
Targa Resources Corp.(4)	578	25,702
Teekay Offshore Partners L.P.(3)	734	21,563
The Williams Companies, Inc.(4)	2,639	78,846

		338,721

Midstream MLP(2)(5)(6) — 48.2%
Buckeye Partners, L.P.	248	14,851
Buckeye Partners, L.P. — Class B Units(7)(8)	288	15,694
Chesapeake Midstream Partners, L.P.	222	6,326
Crestwood Midstream Partners LP	182	5,243
Crestwood Midstream Partners LP — Class C Units(7)(8)	175	4,614
DCP Midstream Partners, LP(4)	165	8,030
Enbridge Energy Management, L.L.C.(8)(9)	997	33,671
Energy Transfer Equity, L.P.	287	12,461
Energy Transfer Partners, L.P.(4)	384	18,179
Enterprise Products Partners L.P.(4)	61	3,186
Exterran Partners, L.P.	387	9,141
Global Partners LP	351	7,717
Inergy Midstream, L.P.	211	4,471
Kinder Morgan Management, LLC(4)(8)(9)	823	66,018
MarkWest Energy Partners, L.P.(4)	96	5,724
Niska Gas Storage Partners LLC	28	261
NuStar Energy L.P.	24	1,447
PAA Natural Gas Storage, L.P.	703	13,491
Penn Virginia Resource Partners, L.P.	387	9,663
Plains All American GP LLC — Unregistered(7)(9)(10)	7	13,635
Plains All American Pipeline, L.P.(10)	198	16,371
Regency Energy Partners L.P.	740	19,597
Targa Resources Partners L.P.(4)	126	5,373
TC PipeLines, LP	77	3,582
Teekay LNG Partners L.P.	71	2,775
Tesoro Logistics LP	128	4,661

		306,182

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Other Energy — 6.0%
Chesapeake Granite Wash Trust(11)	9	$247
Enduro Royalty Trust	2	50
OGE Energy Corp.	388	20,352
PPL Corporation — 9.50% Preferred Shares(12)	155	8,519
SandRidge Permian Trust(11)	278	6,736
SunCoke Energy, Inc.(13)	63	905
The Southern Company	32	1,419

		38,228

Other — 1.9%
Navios Maritime Partners L.P.(3)	538	8,616
Seaspan Corporation — 9.50% Preferred Shares	134	3,646

		12,262

Other MLP(6) — 1.7%
Alliance Holdings GP, L.P.	13	669
BreitBurn Energy Partners L.P.	197	3,719
Inergy, L.P.	362	6,324

		10,712

Total United States (Cost — $587,221)		706,105

Canada — 2.5%
Midstream Company(2) — 2.5%
Keyera Corp.	59	2,508
Pembina Pipeline Corporation	223	6,312
Provident Energy Ltd.	253	7,180

Total Canada (Cost — $13,857)		16,000

Total Equity Investments (Cost — $601,078)		722,105

	Interest Rate	Maturity Date	Principal Amount
Debt Instruments — 21.1%
United States — 17.9%
Upstream — 7.8%
Antero Resources LLC	9.375%	12/1/17	$250	276
Carrizo Oil & Gas, Inc.	8.625	10/15/18	14,835	15,503
Chaparral Energy, Inc.	9.875	10/1/20	5,500	6,215
Chaparral Energy, Inc.	8.250	9/1/21	500	558
Clayton Williams Energy Inc.	7.750	4/1/19	10,496	10,549
Comstock Resources, Inc.	7.750	4/1/19	5,000	4,650
Kodiak Oil & Gas Corp.	8.125	12/1/19	750	803
Laredo Petroleum, Inc.	9.500	2/15/19	1,500	1,661
Petroleum Development Corporation	12.000	2/15/18	8,750	9,581

				49,796

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Other — 4.0%
Navios Maritime Holdings Inc.	8.125%	2/15/19	$10,000	$8,100
PBF Holding Company LLC	8.250	2/15/20	17,250	17,336

				25,436

Midstream(2) — 3.5%
Crestwood Holdings Partners, LLC	(14)	10/1/16	5,951	6,070
Navios Maritime Acquisition Corporation	8.625	11/1/17	7,945	6,654
Teekay Corporation	8.500	1/15/20	9,325	9,581

				22,305

Coal — 2.6%
Foresight Energy LLC	9.625	8/15/17	15,233	16,299

Total United States (Cost — $115,446)				113,836

Canada — 3.2%
Upstream — 3.2%
Lone Pine Resources Inc.	10.375	2/15/17	750	788
Paramount Resources Ltd.	8.250	12/13/17	(15)	7,620
Southern Pacific Resource Corp.	(16)	1/15/16	11,489	11,719

Total Canada (Cost — $19,293)	20,127

Total Debt Investments (Cost — $134,739)	133,963

Total Long-Term Investments (Cost — $735,817)	856,068

	No. of Contracts
Liabilities
Call Option Contracts Written(13)
Midstream Company
ONEOK, Inc., call options expiring 4/20/12 @ $82.50	(1,000)	(222)
ONEOK, Inc., call options expiring 4/20/12 @ $85.00	(450)	(47)
Sunoco, Inc., call options expiring 3/16/12 @ $40.00	(650)	(18)
Targa Resources Corp., call options expiring 3/16/12 @ $43.00	(400)	(74)
Targa Resources Corp., call options expiring 3/16/12 @ $48.00	(50)	(3)
The Williams Companies, Inc., call options expiring 4/20/12 @ $29.00	(2,800)	(370)

		(734)

Midstream MLP
DCP Midstream Partners, LP, call options expiring 3/16/12 @ $50.00	(200)	(4)
Energy Transfer Partners, L.P., call options expiring 3/16/12 @ $47.50	(1,000)	(51)
Enterprise Products Partners L.P., call options expiring 3/16/12 @ $50.00	(550)	(115)
Kinder Morgan Management, LLC, call options expiring 3/16/12 @ $80.00	(520)	(29)
MarkWest Energy Partners, L.P., call options expiring 3/16/12 @ $57.50	(250)	(68)
MarkWest Energy Partners, L.P., call options expiring 3/16/12 @ $60.00	(250)	(16)
Targa Resources Partners L.P., call options expiring 3/16/12 @ $41.00	(600)	(102)

		(385)

Total Call Option Contracts Written (Premiums Received $937)		(1,119)

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Value
Revolving Credit Facility	$(73,000)
Senior Unsecured Notes	(115,000)
Mandatory Redeemable Preferred Stock at Liquidation Value	(35,000)
Other Liabilities	(14,078)

Total Liabilities	(238,197)
Other Assets	17,036

Total Liabilities in Excess of Other Assets	(221,161)

Net Assets Applicable to Common Stockholders	$634,907

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are categorized as “Midstream” if they (i) derive at least 50% of their revenues or operating income from operating Midstream Assets or (ii) have Midstream Assets that represent the majority of their assets.

(3)	This company is structured like an MLP but is not treated as a publicly-traded partnership for RIC qualification purposes.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	Includes limited liability companies.

(6)	Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Kayne Anderson Midstream/Energy Fund, Inc. (the “Fund”) may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. The Fund had less than 25% of its total assets invested in publicly traded partnerships at February 29, 2012. It is the Fund’s intention to be treated as a RIC for tax purposes.

(7)	Fair valued securities, restricted from public sale.

(8)	Distributions are paid-in-kind.

(9)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(10)	The Fund believes that it is an affiliate of Plains All American GP LLC and Plains All American Pipeline, L.P.

(11)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(12)	Security is mandatorily convertible to common shares of PPL Corporation and consists of a purchase contract for a beneficial ownership interest in PPL Capital Funding, Inc.’s 4.625% junior subordinated notes and a quarterly payment of 4.875% per annum of the $50 per share stated amount of the security.

(13)	Security is non-income producing.

(14)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points with a 2% LIBOR floor (10.50% as of February 29, 2012).

(15)	Principal amount is 7,250 Canadian dollars.

(16)	Floating rate second lien senior secured term loan. Security pays interest at base rate + 750 basis points (10.75% as of February 29, 2012).

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 29, 2012, the Fund held the following restricted investments:

Investment	Security	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments (1)
Buckeye Partners, L.P.	Class B Units	1/18/11	(2)	288	$14,779	$15,694	$54.45	2.5%	1.8%
Crestwood Midstream Partners LP	Class C Units	4/1/11	(2)	175	4,001	4,614	26.44	0.7	0.5
Plains All American GP LLC(3)	Common Units	(4)	(5)	7	9,477	13,635	1,956.52	2.1	1.6

Total					$28,257	$33,943		5.3%	3.9%

Level 2 Investments (6)
Crestwood Holdings Partners, LLC	Secured Term Loan	(4)	(5)	$5,951	$6,124	$6,070	n/a	1.0%	0.7%
Foresight Energy LLC	Senior Notes	(4)	(5)	15,233	16,198	16,299	n/a	2.6	1.8
Kodiak Oil & Gas Corp.	Senior Notes	(4)	(2)	750	750	803	n/a	0.1	0.1
Lone Pine Resources Inc.	Senior Notes	2/9/12	(2)	750	739	788	n/a	0.1	0.1
Paramount Resources Ltd.	Senior Notes	11/30/10	(2)	(7)	7,063	7,620	n/a	1.2	0.9
PBF Holding Company LLC	Senior Notes	(4)	(5)	17,250	17,122	17,336	n/a	2.7	2.0
Southern Pacific Resource Corp.	Secured Term Loan	(4)	(2)	11,489	11,491	11,719	n/a	1.8	1.3

Total					$59,487	$60,635		9.5%	6.9%

Total of all restricted securities					$87,744	$94,578		14.8%	10.8%

(1)	Securities are valued using inputs reflecting the Fund’s own assumption.

(2)	Unregistered or restricted security of a publicly traded company.

(3)	In determining the fair value for Plains All American GP, LLC (“PAA GP”), the Fund’s valuation is based on publicly available information. Robert V. Sinnott, the CEO of Kayne Anderson Capital Advisors, L.P. (“KACALP”), sits on PAA GP’s board of directors. Certain private investment funds managed by KACALP may value its investment in PAA GP based on non-public information, and, as a result, such valuation may be different than the Fund’s valuation.

(4)	Security was acquired at various dates during the three months ended February 29, 2012 and the previous fiscal years.

(5)	Unregistered security of a private company.

(6)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(7)	Principal amount is 7,250 Canadian dollars.

At February 29, 2012, the cost basis of investments for federal income tax purposes was $736,386. At February 29, 2012, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$131,071

Gross unrealized depreciation	(11,389)

Net unrealized appreciation	$119,682

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 29, 2012. The Fund presents these assets by security type and description on its Schedule of Investments.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$722,105	$688,162	$—	$33,943
Debt investments	133,963	—	133,963	—

Total assets at fair value	$856,068	$688,162	$133,963	$33,943

Liabilities at Fair Value
Call option contracts written	$1,119	$—	$1,119	$—

For the three months ended February 29, 2012, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 29, 2012.

Equity Investments
Balance — November 30, 2011	$38,063
Purchases	—
Issuances	377
Transfers out	(5,428)
Realized gain (losses)	—
Unrealized gains, net	931

Balance — February 29, 2012	$33,943

The $931 of unrealized gains presented in the table above for the three months ended February 29, 2012 relate to investments that were still held at February 29, 2012.

The issuances of $377 relate to additional units received from Buckeye Partners, L.P. (Class B Units) and Crestwood Midstream Partners LP (Class C Units). The Fund’s investment in the common units of Teekay Offshore Partners L.P., which is noted as a transfers out of Level 3 in the tables above, became readily marketable during the three months ended February 29, 2012.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 29, 2012

Call options	Call option contracts written	$(1,119)

The following table sets forth the effect of the Fund’s derivative instruments.

		For the Three Months Ended February 29, 2012
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$764	$100

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 7, 2012 with a file number 811-22467.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/s/    Kevin S. McCarthy

Name:  Kevin S. McCarthy

Title: Chairman of the Board of Directors, President and Chief Executive Officer

Date:    April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/s/    Kevin S. McCarthy

Name:  Kevin S. McCarthy

Title: Chairman of the Board of Directors, President and Chief Executive Officer

Date:    April 27, 2012

/s/    Terry A. Hart

Name:  Terry A. Hart

Title:    Chief Financial Officer and Treasurer

Date:    April 27, 2012

Exhibit 99.CERT

I, Kevin S. McCarthy, certify that:

1.  I have reviewed this report on Form N-Q of Kayne Anderson Midstream/Energy Fund, Inc.;

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.  The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: April 27, 2012

/s/    Kevin S. McCarthy

Name:  Kevin S. McCarthy

Title: Chairman of the Board of Directors,
President and Chief Executive Officer

I, Terry A. Hart, certify that:

1.  I have reviewed this report on Form N-Q of Kayne Anderson Midstream/Energy Fund, Inc.;

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.  The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: April 27, 2012

/s/    Terry A. Hart

Name:  Terry A. Hart

Title: Chief Financial Officer and Treasurer